Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line items]
Deposits	$ 566,135	$ 485,712
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	98,863
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	199,031
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	268,241
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	554,029	475,254
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	12,106	10,458
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	197,409	178,091
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	13,338
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	125,086
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	58,985
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	311,628	257,502
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	79,504
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	73,605
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	158,519
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	16,405	11,224
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	6,021
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	340
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	10,044
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	40,693	38,895
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	40,693
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	68,000	51,880
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	390,811	344,756
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	12,217	7,876
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	64,723	56,844
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,619	4,647
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 24,765	$ 19,709